Expenses by nature (Details 2 - Textual) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	[1]	R$ 48,354	R$ 29,882	R$ 25,577
Stock options	[2]	2,531	934	3,199
Consulting expenses	[3]	9,177	446	858
Acquisitions expenses		6,957	446	858
Costs directly attributable to secondary public share offerings		2,220	0	0
Costs of services
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization		31,884	24,085	19,527
Stock options		1,930	139	626
Expense
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization		16,470	5,797	6,050
Stock options		R$ 601	R$ 795	R$ 2,573

[1]	Depreciation and amortization in the total amount of R$48,354 (R$29,882 as of December 31, 2020 and R$25,577 as of December 31, 2019) include R$31,884 (R$24,085 as of December 31, 2020 and R$19,527 as of December 31, 2019) classified as cost of services and R$16,470 (R$5,797 as of December 31, 2020 and R$6,050 as of December 31, 2019) as expenses.
[2]	Stock options in the total amount of R$2,531 (R$934 as of December 31,2020 and R$3,199 as of December 31, 2019) include R$1,930 (R$139 as of December 31, 2020 and R$626 as of December 31, 2019) classified as cost of services and R$601 (R$795 as of December 31, 2020 and R$2,573 as of December 31, 2019) as expenses.
[3]	Consulting expenses in the total amount of R$9,177 (R$446 as of December 31, 2020 and R$858 as of December 31, 2019) include R$6,957 (R$446 as of December 31, 2020 and R$858 as of December 31, 2019) for acquisitions and R$2,220 referring to costs directly attributable to secondary public share offerings.